Intangible Assets, Net (Details) $ / shares in Units, ¥ in Millions									1 Months Ended							12 Months Ended
	Sep. 25, 2023 shares	May 15, 2023 shares	Apr. 13, 2023 shares	Apr. 12, 2023 shares	Oct. 04, 2022 shares	Sep. 23, 2022 shares	Aug. 15, 2022 shares	Jul. 08, 2022 USD ($) shares	Sep. 25, 2023 shares	Dec. 20, 2022 USD ($) shares	Jul. 30, 2022 USD ($) $ / shares shares	Jul. 30, 2022 CNY (¥) shares	Jun. 22, 2022 USD ($)	Mar. 18, 2022 USD ($)	Jun. 21, 2021 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jul. 21, 2023 shares
Intangible Assets, Net (Details) [Line Items]
Reverse stock split shares (in Shares) | shares	200	6,000,000	200	406,504		200	8,182		600,000
Agreement fair value								$ 8,496,724
Ordinary share par value								2,804							$ 1
Additional paid-in capital								$ 8,493,919		$ 2,844,276			$ 322,400	$ 307,960
Ordinary shares issued (in Shares) | shares							16,363,636												2,600,000
Intangible asset																$ 6,321,792
Useful life																5 years
Amortization expenses of intangible assets																$ 1,449,911	$ 11,126	$ 10,888
Impairment loss																$ 6,551,529
Customer Relationships [Member]
Intangible Assets, Net (Details) [Line Items]
Useful life																10 years
Purchase price amount																$ 1,426,798
Copyrights And Trademarks [Member]
Intangible Assets, Net (Details) [Line Items]
Useful life																5 years
Purchase price amount																$ 242,556
E Home Hong Kong [Member]
Intangible Assets, Net (Details) [Line Items]
Transfer Agreement Description																the Company and its wholly owned subsidiary, E-Home Hong Kong, entered into equity transfer agreements with Zhongrun, a limited liability company established in China and Ms. Ling Chen, pursuant to which Ms. Chen agreed to transfer 55% and 20% of the equity interests in Zhongrun to E-Home Hong Kong, in consideration for the sum of (i) RMB3 million (approximately $0.453 million, not paid) in cash and (ii) 28,041,992 ordinary shares of the Company
Ordinary shares issued (in Shares) | shares								28,041,992
Reverse stock split shares (in Shares) | shares				140,210	140,210
Agreement fair value										2,853,596
Ordinary share par value										9,320
Additional paid-in capital										$ 2,844,276
Ordinary shares issued (in Shares) | shares										4,660,129
Ms. Chen [Member]
Intangible Assets, Net (Details) [Line Items]
Reverse stock split shares (in Shares) | shares				466,013
Mr Xie [Member]
Intangible Assets, Net (Details) [Line Items]
Reverse stock split shares (in Shares) | shares				72,193		72,193
Equity interest percentage											100.00%	100.00%
Aggregate shares (in Shares) | shares											14,438,584	14,438,584
Stock split value											$ 5,590,000	¥ 39.2
Issuance price percentage											130.00%	130.00%
Average closing price per share (in Dollars per share) | $ / shares											$ 0.39